Michael A. Ramirez

Attorney

Law Department

(402) 574-3128 Telephone

(949) 219-3706 Facsimile

Michael.Ramirez@PacificLife.com

October 23, 2020

Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:                           Post-Effective Amendment No. 14 to the Registration Statement for Schwab Retirement Income Individual Flexible Premium Deferred Variable Annuity (File No. 333-178742) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company; Request for Selective Review

On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 14, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as Schwab Retirement Income Variable Annuity (“SRIVA”), which is funded by the Separate Account.  This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).” This Post-Effective Amendment contains disclosure for two (2) optional withdrawal benefit riders: Future Income Generator, a Single and a Joint version.

The Staff previously reviewed the rider disclosure contained in this Post-Effective Amendment in connection with its review of the same riders filed in the Initial Filing, on Form N-4, for Pacific Choice Income (333-236928), filed on March 6, 2020, Pre-Effective Amendment #1, filed on June 23, 2020, and Pre-Effective Amendment #2, filed on August 14, 2020 (hereafter, collectively the “Prior Filings”).

By copy of this letter, we are sending an electronic copy of a supplement marked to show where disclosure differs materially from that in the Prior Filings. The disclosure included in this Post-Effective Amendment, differs materially as follows:

•                  The Contract Value must be 100% allocated according to the investment allocation requirements—unlike the Prior Filings, not all available investment options are eligible investments under the riders.

•                  Certain qualified contract ownership types are not allowed to purchase these riders; such qualified contract types are available on SRIVA.

•                  Contract loans, which are available on SRIVA, will terminate the riders.

•                  The riders include edits based on previously-issued Staff comments on the Prior Filings.

U.S. Securities & Exchange Commission

October 15, 2020

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (402) 574-3128.

Sincerely,

/s/ Michael A. Ramirez

Michael A. Ramirez